UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount‡	Value
	Coupon	Date	(000)	($000)
Convertible Bonds (85.3%)
Consumer Discretionary (9.5%)
1 Aegis Group Capital Jersey Ltd. Cvt.	2.500%	4/20/15	3,100	6,268
2 Aeon Co. Ltd. Cvt.	0.300%	11/22/13	107,000	1,550
3 Gaylord Entertainment Co. Cvt.	3.750%	10/1/14	13,235	16,742
4 GOME Electrical Appliances Holding Ltd. Cvt.	3.000%	9/25/14	14,500	2,467
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	2,375	2,547
5 Hengdeli Holdings Ltd. Cvt.	2.500%	10/20/15	22,000	2,868
3 Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	4,635	4,612
Interpublic Group of Cos. Inc. Cvt.	4.750%	3/15/23	7,200	8,316
5 Intime Department Store Group Co. Ltd. Cvt.	1.750%	10/27/13	19,000	2,545
3 Lennar Corp. Cvt.	2.750%	12/15/20	27,770	35,094
Liberty Interactive LLC Cvt.	3.125%	3/30/23	16,900	20,238
MGM Resorts International Cvt.	4.250%	4/15/15	35,790	38,385
Newford Capital Ltd. Cvt.	0.000%	5/12/16	5,700	5,394
6 Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	3,000	4,708
5 Power Regal Group Ltd. Cvt.	2.250%	6/2/14	19,180	3,026
2 Sekisui House Ltd. Cvt.	0.000%	7/5/16	150,000	1,929
6 Steinhoff Finance Holding GmbH Cvt.	5.000%	5/22/16	3,500	5,237
1 TUI Travel PLC Cvt.	6.000%	10/5/14	200	313
1 TUI Travel PLC Cvt.	4.900%	4/27/17	1,900	2,808
1 WPP PLC Cvt.	5.750%	5/19/14	500	1,146
				166,193
Consumer Staples (1.3%)
5 Glory River Holdings Ltd. Cvt.	1.000%	7/29/15	26,600	3,365
6 Marine Harvest ASA Cvt.	4.500%	2/23/15	700	858
Olam International Ltd. Cvt.	6.000%	10/15/16	3,600	4,252
6 Pescanova SA Cvt.	6.750%	3/5/15	2,050	2,854
6 Pescanova SA Cvt.	5.125%	4/20/17	1,850	2,314
San Miguel Corp. Cvt.	2.000%	5/5/14	5,400	5,659
Smithfield Foods Inc. Cvt.	4.000%	6/30/13	1,005	1,198
Wilmar International Ltd. Cvt.	0.000%	12/18/12	2,000	2,432
				22,932
Energy (5.1%)
BPZ Resources Inc. Cvt.	6.500%	3/1/15	7,405	6,220
Chesapeake Energy Corp. Cvt.	2.750%	11/15/35	10,481	10,507
6 Cie Generale de Geophysique - Veritas Cvt.	1.750%	1/1/16	2,060	2,989
3 Endeavour International Corp. Cvt.	5.500%	7/15/16	5,155	5,058
James River Coal Co. Cvt.	4.500%	12/1/15	8,410	5,046
Lukoil International Finance BV Cvt.	2.625%	6/16/15	5,300	5,875
Newpark Resources Inc. Cvt.	4.000%	10/1/17	8,964	9,771
Paladin Energy Ltd. Cvt.	3.625%	11/4/15	5,117	4,401
Peabody Energy Corp. Cvt.	4.750%	12/15/41	11,122	11,164
7 Pembina Pipeline Corp. Cvt.	5.750%	11/30/20	185	204
3 Petroleum Development Corp. Cvt.	3.250%	5/15/16	7,800	8,063
Petrominerales Ltd. Cvt.	2.625%	8/25/16	3,000	2,865
7 Progress Energy Resources Corp. Cvt.	5.250%	10/31/14	3,467	3,523
7 Provident Energy Ltd. Cvt.	5.750%	12/31/18	570	619
Seadrill Ltd. Cvt.	3.375%	10/27/17	3,200	4,293
Subsea 7 SA Cvt.	2.250%	10/11/13	3,500	4,221

6 Technip SA Cvt.	0.500%	1/1/16	831	1,301
TMK Bonds SA Cvt.	5.250%	2/11/15	3,900	3,918
				90,038
Financials (12.0%)
1 Aberdeen Asset Management PLC Cvt.	3.500%	12/17/14	300	639
3 American Equity Investment Life Holding Co.
Cvt.	3.500%	9/15/15	15,465	17,785
3 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	5,005	6,944
3 Amtrust Financial Services Inc. Cvt.	5.500%	12/15/21	8,595	9,444
BES Finance Ltd. Cvt.	1.625%	4/15/13	5,600	5,214
Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	4,000	4,384
3 BioMed Realty LP Cvt.	3.750%	1/15/30	6,785	7,803
8 CapitaLand Ltd. Cvt.	2.875%	9/3/16	4,750	3,713
DFC Global Corp. Cvt.	3.000%	4/1/28	12,195	14,009
3 Fidelity National Financial Inc. Cvt.	4.250%	8/15/18	9,600	9,912
6 Fonciere Des Regions Cvt.	3.340%	1/1/17	3,453	4,244
3 Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	22,427	22,006
3 Goldman Sachs Group Inc. Cvt.	0.250%	2/28/17	22,205	19,053
9 Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	4,390	5,053
3 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	17,155	22,473
6 Industrivarden AB Cvt.	2.500%	2/27/15	1,950	3,006
6 Industrivarden AB Cvt.	1.875%	2/27/17	1,350	1,771
6 KFW Cvt.	1.500%	7/30/14	1,200	1,802
Knight Capital Group Inc. Cvt.	3.500%	3/15/15	9,725	9,385
3 NorthStar Realty Finance LP Cvt.	7.500%	3/15/31	12,110	12,071
Old Republic International Corp. Cvt.	3.750%	3/15/18	8,050	7,919
2 ORIX Corp. Cvt.	1.000%	3/31/14	275,000	4,178
PHH Corp. Cvt.	4.000%	9/1/14	3,957	3,685
QBE Funding Trust Cvt.	0.000%	5/12/30	2,955	1,850
5 Sherson Ltd. Cvt.	0.000%	6/4/14	36,750	5,484
4 Shui On Land Ltd. Cvt.	4.500%	9/29/15	4,000	622
3 SL Green Operating Partnership LP Cvt.	3.000%	10/15/17	2,480	2,768
6 Wereldhave NV Cvt.	2.875%	11/18/15	2,850	3,653
				210,870
Health Care (12.6%)
3 Accuray Inc. Cvt.	3.750%	8/1/16	2,150	2,126
Alere Inc. Cvt.	3.000%	5/15/16	8,140	8,028
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	19,240	17,965
Chemed Corp. Cvt.	1.875%	5/15/14	15,202	15,430
Gilead Sciences Inc. Cvt.	1.625%	5/1/16	38,330	47,864
Hologic Inc. Cvt.	2.000%	12/15/37	16,455	19,211
Hologic Inc. Cvt.	2.000%	3/1/42	6,600	6,732
3 Illumina Inc. Cvt.	0.250%	3/15/16	6,115	5,802
Insulet Corp. Cvt.	3.750%	6/15/16	4,494	4,752
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	12,874	13,534
NuVasive Inc. Cvt.	2.750%	7/1/17	9,365	8,066
Omnicare Inc. Cvt.	3.750%	12/15/25	3,760	5,377
Onyx Pharmaceuticals Inc. Cvt.	4.000%	8/15/16	11,807	14,906
6 Orpea Cvt.	3.875%	1/1/16	1,559	2,059
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	3,500	3,859
Salix Pharmaceuticals Ltd. Cvt.	2.750%	5/15/15	7,992	10,549
2 Sawai Pharmaceutical Co. Ltd. Cvt.	0.000%	9/17/15	93,000	1,219
Teleflex Inc. Cvt.	3.875%	8/1/17	8,990	10,485
2 Unicharm Corp. Cvt.	0.000%	9/24/15	310,000	4,422

3 United Therapeutics Corp. Cvt.	1.000%	9/15/16	16,605	19,345
				221,731
Industrials (10.5%)
6 Abengoa SA Cvt.	4.500%	2/3/17	2,150	2,650
3 Air Lease Corp. Cvt.	3.875%	12/1/18	20,210	22,357
Alliant Techsystems Inc. Cvt.	3.000%	8/15/24	7,331	7,652
2 Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	185,000	2,303
Avis Budget Group Inc. Cvt.	3.500%	10/1/14	18,050	20,464
Barnes Group Inc. Cvt.	3.375%	3/15/27	7,740	8,872
3 Barnes Group Inc. Cvt.	3.375%	3/15/27	5,240	6,006
3 CBIZ Inc. Cvt.	4.875%	10/1/15	2,435	2,669
Chart Industries Inc. Cvt.	2.000%	8/1/18	14,036	17,738
Covanta Holding Corp. Cvt.	3.250%	6/1/14	20,865	24,125
3 Greenbrier Cos. Inc. Cvt.	3.500%	4/1/18	18,985	19,578
3 Kaman Corp. Cvt.	3.250%	11/15/17	5,380	6,510
6 Kloeckner & Co. Financial Services SA Cvt.	2.500%	12/22/17	3,300	3,968
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	2,600	2,625
6 Misarte Cvt.	3.250%	1/1/16	2,842	4,214
Navistar International Corp. Cvt.	3.000%	10/15/14	5,875	6,617
6 Nexans SA Cvt.	4.000%	1/1/16	2,485	3,855
2 Nidec Corp. Cvt.	0.000%	9/18/15	265,000	3,385
PB Issuer No 2 Ltd. Cvt.	1.750%	4/12/16	2,810	2,599
7 Russel Metals Inc. Cvt.	7.750%	9/30/16	3,325	4,066
6 SGL Carbon SE Cvt.	0.750%	5/16/13	1,750	2,508
SM Investments Corp. Cvt.	1.625%	2/15/17	2,600	2,580
6 Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	2,993	3,689
6 Tem SAS Cvt.	4.250%	1/1/15	1,758	2,488
				183,518
Information Technology (22.8%)
3 3D Systems Corp. Cvt.	5.500%	12/15/16	8,075	10,487
6 Atos Cvt.	2.500%	1/1/16	2,466	3,797
AU Optronics Corp. Cvt.	0.000%	10/13/15	3,200	2,728
3 BroadSoft Inc. Cvt.	1.500%	7/1/18	8,685	9,347
CACI International Inc. Cvt.	2.125%	5/1/14	8,695	10,499
3 CACI International Inc. Cvt.	2.125%	5/1/14	1,575	1,902
6 Cap Gemini SA Cvt.	3.500%	1/1/14	1,402	2,170
3 Ciena Corp. Cvt.	3.750%	10/15/18	15,185	16,381
Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	8,815	9,950
3 Concur Technologies Inc. Cvt.	2.500%	4/15/15	9,335	12,171
3 DealerTrack Holdings Inc. Cvt.	1.500%	3/15/17	6,640	6,872
6 Econocom Group Cvt.	4.000%	6/1/16	1,946	2,485
3 Electronic Arts Inc. Cvt.	0.750%	7/15/16	11,510	10,445
Equinix Inc. Cvt.	3.000%	10/15/14	1,320	1,823
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	1,520	945
Hon Hai Precision Industry Co. Ltd. Cvt.	0.000%	10/12/13	100	101
6 Ingenico Cvt.	2.750%	1/1/17	1,256	2,101
Intel Corp. Cvt.	2.950%	12/15/35	5,745	6,600
Intel Corp. Cvt.	3.250%	8/1/39	19,314	26,436
Ixia Cvt.	3.000%	12/15/15	1,650	1,794
3 Lam Research Corp. Cvt.	0.500%	5/15/16	9,585	9,741
3 Lam Research Corp. Cvt.	1.250%	5/15/18	14,990	15,440
Linear Technology Corp. Cvt.	3.000%	5/1/27	7,415	7,916
3 Mentor Graphics Corp. Cvt.	4.000%	4/1/31	12,665	13,757
Micron Technology Inc. Cvt.	1.875%	6/1/27	20,339	20,538
3 Micron Technology Inc. Cvt.	1.500%	8/1/31	16,860	18,314

3	Micron Technology Inc. Cvt.	1.875%	8/1/31	10,060	11,003
1	Misys PLC Cvt.	2.500%	11/22/15	1,500	2,730
6	Neopost SA Cvt.	3.750%	2/1/15	2,845	3,876
3	Nuance Communications Inc. Cvt.	2.750%	11/1/31	21,150	24,375
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	22,217	26,161
3	Photronics Inc. Cvt.	3.250%	4/1/16	3,230	3,339
	RF Micro Devices Inc. Cvt.	1.000%	4/15/14	7,500	7,463
	Rovi Corp. Cvt.	2.625%	2/15/40	8,286	9,001
	SanDisk Corp. Cvt.	1.500%	8/15/17	29,120	34,871
	SunPower Corp. Cvt.	4.500%	3/15/15	13,341	12,074
3	Take-Two Interactive Software Inc. Cvt.	1.750%	12/1/16	10,785	11,540
	TTM Technologies Inc. Cvt.	3.250%	5/15/15	6,851	7,493
	VeriSign Inc. Cvt.	3.250%	8/15/37	6,969	8,676
3	Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	2,875	3,022
3	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	12,030	10,331
					400,695
Materials (7.1%)
	AngloGold Ashanti Holdings Finance PLC Cvt.	3.500%	5/22/14	2,300	2,651
	Aquarius Platinum Ltd. Cvt.	4.000%	12/18/15	2,400	1,997
	ArcelorMittal Cvt.	5.000%	5/15/14	1,295	1,444
	Cemex SAB de CV Cvt.	4.875%	3/15/15	27,704	25,245
3	Cemex SAB de CV Cvt.	3.250%	3/15/16	10,098	9,126
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	1,100	1,487
	Goldcorp Inc. Cvt.	2.000%	8/1/14	1,085	1,375
	Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	8,605	10,450
	Petropavlovsk 2010 Ltd. Cvt.	4.000%	2/18/15	3,100	2,974
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	13,260	13,409
6	Salzgitter Finance BV Cvt.	1.125%	10/6/16	200	257
6	Salzgitter Finance BV Cvt.	2.000%	11/8/17	2,650	3,888
[3,10]ShengdaTech Inc. Cvt.		6.500%	12/15/15	305	23
	Steel Dynamics Inc. Cvt.	5.125%	6/15/14	14,340	16,312
	Tata Steel Ltd. Cvt.	4.500%	11/21/14	3,531	3,584
	United States Steel Corp. Cvt.	4.000%	5/15/14	22,360	25,435
	Welspun Corp. Ltd. Cvt.	4.500%	10/17/14	2,700	2,342
[11]	Western Areas NL Cvt.	6.375%	7/2/14	1,185	1,309
[11]	Western Areas NL Cvt.	6.400%	7/2/15	500	585
					123,893
Telecommunication Services (3.8%)
	Inmarsat PLC Cvt.	1.750%	11/16/17	1,100	1,364
3	InterDigital Inc./PA Cvt.	2.500%	3/15/16	135	138
6	Portugal Telecom International Finance BV
	Cvt.	4.125%	8/28/14	1,450	1,805
	SBA Communications Corp. Cvt.	1.875%	5/1/13	34,764	41,239
	SK Telecom Co. Ltd. Cvt.	1.750%	4/7/14	2,961	3,174
	tw telecom inc Cvt.	2.375%	4/1/26	15,950	19,659
					67,379
Utilities (0.6%)
6	International Power Finance Jersey III Ltd.
	Cvt.	4.750%	6/5/15	1,500	2,167
	Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	1,700	1,738
	YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	5,800	6,206
					10,111
Total Convertible Bonds (Cost $1,420,258)					1,497,360

		Shares
Convertible Preferred Stocks (10.8%)
Consumer Discretionary (2.5%)
General Motors Co. Pfd.	4.750%	649,100	27,709
Interpublic Group of Cos. Inc. Pfd.	5.250%	15,740	16,448
			44,157
Energy (3.1%)
Apache Corp. Pfd.	6.000%	225,200	13,624
3 Chesapeake Energy Corp. Pfd.	5.750%	7,390	7,907
Energy XXI Bermuda Ltd. Pfd.	5.625%	54,610	21,230
Goodrich Petroleum Corp. Pfd.	5.375%	354,100	12,659
			55,420
Financials (2.8%)
Citigroup Inc. Pfd.	7.500%	44,170	4,372
Entertainment Properties Trust Pfd.	5.750%	206,200	4,168
Fifth Third Bancorp Pfd.	8.500%	94,450	13,495
Health Care REIT Inc. Pfd.	6.500%	190,133	10,053
MetLife Inc. Pfd.	5.000%	227,500	16,469
			48,557
Health Care (1.7%)
HealthSouth Corp. Pfd.	6.500%	16,430	16,327
Omnicare Capital Trust II Pfd.	4.000%	275,500	13,276
			29,603
Industrials (0.7%)
Continental Airlines Finance Trust II Pfd.	6.000%	142,530	4,730
Stanley Black & Decker Inc. Pfd.	4.750%	62,320	7,588
			12,318
Total Convertible Preferred Stocks (Cost $171,561)			190,055
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[12] Vanguard Market Liquidity Fund (Cost
$46,047)	0.111%	46,046,655	46,047

Total Investments (98.7%) (Cost $1,637,866)			1,733,462
Other Assets and Liabilities-Net (1.3%)[13]			22,355
Net Assets (100%)			1,755,817

‡ Face amount is stated in U.S. dollars unless otherwise indicated.
1 Face amount denominated in British pounds.
2 Face amount denominated in Japanese Yen.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $489,882,000, representing 27.9% of net assets.
4 Face amount denominated in Chinese yuan.
5 Face amount denominated in Hong Kong dollars.
6 Face amount denominated in Euro.
7 Face amount denominated in Canadian dollars.
8 Face amount denominated in Singapore dollars.
9 Face amount denominated in Swiss francs.
10 Non-income-producing security--interest payments in default.
11 Face amount denominated in Australian dollars.

12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Cash of $4,737,000, has been segregated as initial margin for open forwards contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,497,360	—
Convertible Preferred Stocks	190,055	—	—
Temporary Cash Investments	46,047	—	—
Forward Currency Contracts—Assets	—	914	—
Forward Currency Contracts—Liabilities	—	(5,043)	—
Total	236,102	1,493,231	—

Convertible Securities Fund

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 29, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/19/12	USD	79,109	EUR	59,125	(3,850)
UBS AG	4/19/12	USD	18,097	JPY	1,464,170	914
UBS AG	4/19/12	USD	16,599	HKD	128,720	(18)
UBS AG	4/19/12	USD	11,015	GBP	6,898	(450)
UBS AG	4/19/12	USD	8,352	CAD	8,236	(256)
UBS AG	4/19/12	USD	5,392	CHF	4,855	(278)
UBS AG	4/19/12	USD	3,600	SGD	4,489	(110)
UBS AG	4/19/12	USD	1,842	AUD	1,715	(81)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss Franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At February 29, 2012, the cost of investment securities for tax purposes was $1,637,588,000. Net unrealized appreciation of investment securities for tax purposes was $95,874,000, consisting of unrealized gains of $145,576,000 on securities that had risen in value since their purchase and $49,702,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.